SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]
26.	SUBSEQUENT EVENTS

The Company has entered into share subscription agreement with Longhan and Tiger Fund, and sold 1,397,680 shares of the Company’s common stock for an aggregate consideration of US$7,743,147. Also, the Company entered into a Cooperation Framework Agreement with BC-TID. For additional information, see note 2 - Liquidity and Going Concern.